Other Post-Retirement Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Deferral percent of compensation	90.00%
Plan cost	$ 1,020	$ 1,020	$ 990
Percent of employer contribution	3.50%
Other Postretirement Benefits Plan | Two Thousand Twenty One Deferred Compensation Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic pension costs	$ 212	104
Pension plan assets	496	108
Net periodic pension costs (credit)	$ 212	104
Other Postretirement Benefits Plan | Deferred Compensation Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Payment period	15 years
Net periodic pension costs	$ (61)	(57)	(51)
Net periodic pension costs (credit)	(61)	(57)	(51)
Supplemental Employee Retirement Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plan cost	$ 290	$ 459	$ 442